LIBERTY VARIABLE INVESTMENT TRUST
-------------------------------------------------------------------------------

PROSPECTUS DATED MAY 1, 2001, REVISED FEBRUARY 15, 2002


Colonial High Yield Securities Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Liberty S&P 500 Index Fund, Variable Series
Liberty Select Value Fund, Variable Series
Newport Tiger Fund, Variable Series

CLASS B SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                    * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.
                                    * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-----------------------------
 NOT FDIC   MAY LOSE VALUE
 Insured    -----------------
            NO BANK GUARANTEE
-----------------------------

                                TABLE OF CONTENTS


THE TRUST                                                                           3
-------------------------------------------------------------------------------
THE FUNDS                                                                           4
-------------------------------------------------------------------------------
Defining Capitalization.........................................................    4

Each Fund section contains the following information specific to that Fund:
Investment Goals, Principal Investment Strategies,
Principal Investment Risks and Performance/Performance History
Colonial High Yield Securities Fund, Variable Series............................   5
Colonial Strategic Income Fund, Variable Series.................................   8
Colonial U.S. Growth & Income Fund, Variable Series.............................  11
Liberty All-Star Equity Fund, Variable Series...................................  14
Liberty S&P 500 Index Fund, Variable Series.....................................  17
Liberty Select Value Fund, Variable Series......................................  19
Newport Tiger Fund, Variable Series.............................................  21

TRUST MANAGEMENT ORGANIZATIONS                                                    24
-------------------------------------------------------------------------------
The Trustees....................................................................  24
Investment Advisor:  Liberty Advisory Services Corp.............................  24
Investment Sub-Advisors and Portfolio Managers..................................  24
Rule 12b-1 Plan.................................................................  27
Mixed and Shared Funding........................................................  27

OTHER INVESTMENT STRATEGIES AND RISKS                                             28
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                              30
-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                           37
-------------------------------------------------------------------------------
APPENDIX A                                                                        39
-------------------------------------------------------------------------------

THE TRUST
--------------------------------------------------------------------------------
Liberty Variable Investment Trust (Trust) includes seventeen separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about seven of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund. All of the Sub-Advisors are affiliates of LASC. The Funds have the following Sub-Advisors:

-----------------------------------------------------------------------------------------------
                            Fund                                      Sub-Advisor
-----------------------------------------------------------------------------------------------
Colonial High Yield Securities Fund, Variable Series (High            Colonial Management
Yield Fund)                                                           Associates, Inc.
Colonial Strategic Income Fund, Variable Series (Strategic            (Colonial)
Income Fund)
Colonial U.S. Growth & Income Fund, Variable Series (U.S.
Growth & Income Fund)
Liberty S&P 500 Index Fund, Variable Series (S&P 500 Fund)
Liberty Select Value Fund, Variable Series (Select Value
Fund)
-----------------------------------------------------------------------------------------------

Liberty All-Star Equity Fund, Variable Series (All-Star               Liberty Asset Management
Equity Fund)                                                          Company
                                                                      (LAMCO)
-----------------------------------------------------------------------------------------------

Newport Tiger Fund, Variable Series (Tiger Fund)                      Newport Fund Management,
                                                                      Inc. (Newport)
-----------------------------------------------------------------------------------------------



Other funds may be added to or deleted from time to time. Each Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class B shares.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

THE FUNDS
--------------------------------------------------------------------------------

DEFINING CAPITALIZATION

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); middle capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, we use capitalization-based categories that are based in part on those of Standard & Poor's Index Services.

LARGE CAPITALIZATION

Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in the Standard & Poor's 500 Index is considered a large-cap stock.

MIDDLE CAPITALIZATION

Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($10.4 billion as of December 31, 2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.

SMALL CAPITALIZATION

Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the largest stock in the Standard & Poor's SmallCap 600 Index ($3.8 billion as of December 31, 2001).

COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

INVESTMENT GOALS
-------------------------------------------------------------------------------
The Fund seeks high current income and total return.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

The Fund pursues its investment goals by investing primarily in lower-rated corporate debt securities. These securities have the following ratings:

         -        BB through D by Standard & Poor's;

         -        Ba through C by Moody's Investors Service, Inc.;

         - a comparable rating by another nationally recognized rating service; or

         - the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that Colonial's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

PERFORMANCE HISTORY
-------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. Because the Class B shares have not completed a full calendar year the bar chart and average annual returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class B shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be modified or discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the CS First Boston Global High Yield Index (CS First Boston Index), a broad-based, unmanaged index that tracks the performance of high yield bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper High Current Yield - Annuities Funds Category Average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund that are options under VA contracts or VLI policies. Sales charges are not reflected in the Lipper Average.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------
[BAR CHART]

Year      High Yield Fund
-------------------------
1999        1.65%
2000       -6.89%


For period shown in bar chart:          Best quarter:  1st quarter 1999, +3.11%
                                        Worst quarter:  4th quarter 2000, -5.70%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000

                             INCEPTION   1 YEAR   LIFE OF
                               DATE               THE FUND
----------------------------------------------------------
Class A (%)                  5/19/98     -6.89    -3.05
---------------------------------------------------------
CS First Boston Index (%)      N/A       -5.21    -1.67(1)
---------------------------------------------------------
Lipper Average (%)             N/A      -11.09    -5.38(1)
----------------------------------------------------------

(1)   Performance information is from April 30, 1998.

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
-------------------------------------------------------------------------------

INVESTMENT GOALS
-------------------------------------------------------------------------------

The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

The Fund seeks to achieve its investment goals by investing primarily in:

         -        debt securities issued by the U.S. government;

         - debt securities issued by foreign governments and foreign companies including securities issued in emerging market countries; and

         -        lower-rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:

         -        BB through D by Standard & Poor's;

         -        Ba through C by Moody's Investors Service, Inc.;

         - a comparable rating by another nationally recognized rating service; or

         - the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that Colonial's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

THE FUNDS COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


PERFORMANCE HISTORY
-------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. Because the Class B shares have not completed a full calendar year the bar chart and average annual returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class B shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be modified or discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Lehman Brothers Government/Credit Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment-grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds Category Average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund that are options under VA contracts or VLI policies. Sales charges are not reflected in the Lipper Average.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------
[BAR CHART]

           Strategic
Year       Income Fund
--------------------------------
1995       18.30%
1996        9.83%
1997        9.11%
1998        6.03%
1999        1.78%
2000        0.16%

For period shown in bar chart:          Best quarter:  1st quarter 1995, +5.62%
                                        Worst quarter:  1st quarter 1997, -1.00%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000

                             INCEPTION  1 YEAR   5 YEARS   LIFE OF
                               DATE                        THE FUND
-------------------------------------------------------------------------
Class A (%)                   7/5/94     0.16     5.31      6.98
-------------------------------------------------------------------------
Lehman Index (%)               N/A      11.85     6.24      7.78(2)
-------------------------------------------------------------------------
Lipper Average (%)             N/A       2.79     4.38      5.83(2)
-------------------------------------------------------------------------

(2)   Performance information is from June 30, 1994.

COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks long-term growth and income.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests primarily in large-cap stocks. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock;

         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's or Baa or higher by Moody's Investors Service, Inc.); and

         -        debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar, Inc. (Morningstar). For performance comparison purposes, Morningstar places an equity fund in one of nine "categories" based upon guidelines established by Morningstar that examine both a fund's investment methodology and the size of the companies in which the fund invests. Colonial generally manages the Fund in accordance with the Morningstar guidelines for a "Large Cap Value" fund. See Appendix A for a description of the Morningstar categories.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that Colonial's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

THE FUNDS  COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in Colonial's opinion. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

PERFORMANCE HISTORY
-------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. Because the Class B shares have not completed a full calendar year the bar chart and average annual returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class B shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be modified or discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
-------------------------------------------------------------------------------

[BAR CHART]

           U.S. Growth &
Year       Income Fund
------------------------
1995       29.70%
1996       21.84%
1997       32.23%
1998       20.15%
1999       12.00%
2000        3.60%


For period shown in bar chart:  Best quarter:  4th quarter 1998, +21.79%
                                Worst quarter:  3rd quarter 1998, -14.16%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000

                             INCEPTION  1 YEAR  5 YEARS    LIFE OF
                               DATE                        THE FUND
-------------------------------------------------------------------------------

Class A (%)                   7/5/94    3.60     17.57      18.69
--------------------------------------------------------------------
S&P Index (%)                  N/A     -9.10     18.33      20.42(3)
-------------------------------------------------------------------------------


(3)   Performance information is from June 30, 1994.

LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES
-------------------------------------------------------------------------------

INVESTMENT GOALS
-------------------------------------------------------------------------------

The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to periodically rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

         - Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

         - Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

         - Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will tend to be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

         - More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average of the annual rates of return.

The Fund's current Portfolio Managers and investment styles are as follows:

         - Mastrapasqua & Associates' investment style is designed to identify growth stocks that can be purchased at value prices.

         - Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

         - Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

         - Westwood Management Corporation uses a value approach by investing in companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

         - TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.

THE FUNDS  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

         - Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

         - A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

         -        Adverse changes in its ownership or personnel.

LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund. This fund has the same investment goals and investment program as the Fund, and currently has the same Portfolio Managers. LAMCO expects that this fund will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the Portfolio Managers' stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued, in the Portfolio Managers' opinion. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS Liberty All-Star Equity Fund, Variable Series


PERFORMANCE HISTORY
-------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. Because the Class B shares have not completed a full calendar year the bar chart and average annual returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class B shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be modified or discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Russell 3000 Index (Russell Index), an unmanaged index that tracks the performance of the 3000 largest U.S. companies based on total market capitalization. The Fund's returns are also compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds Category Average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund that are options under VA contracts or VLI policies. Sales charges are not reflected in the Lipper Average.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
-------------------------------------------------------------------------------

[BAR CHART]

           All-Star
Year       Equity Fund
----------------------
1998       18.67%
1999        8.47%
2000        6.35%



For period shown in bar chart:   Best quarter:  4th quarter 1998, +18.67%
                                 Worst quarter:  3rd quarter 1998, -12.05%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000

                             INCEPTION   1 YEAR      LIFE OF
                               DATE                  THE FUND
---------------------------------------------------------------

Class A (%)                  11/17/97     6.35       10.87
---------------------------------------------------------------
Russell Index (%)              N/A       -7.46       12.96(4)
---------------------------------------------------------------
S&P Index (%)                  N/A       -9.10       13.80(4)
---------------------------------------------------------------
Lipper Average (%)             N/A        1.15       10.46(4)
---------------------------------------------------------------

(4)   Performance information is from October 31, 1997.

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES
-------------------------------------------------------------------------------


INVESTMENT GOAL
-------------------------------------------------------------------------------

The Fund seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

The Fund employs a passive management strategy designed to match, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500(R))(1), which is comprised of 500 widely held, large capitalization companies. The Fund invests at least 80% of its assets in the stocks that make up the S&P 500. The Fund may also invest in stock index futures and options.

Although a security may be included in the S&P 500, the Portfolio Manager may exclude or remove the security if adverse market conditions exist.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the Portfolio Manager's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds. As an index fund, the Fund will seek to match the performance of the S&P 500 even when the value of the S&P 500 is falling.

--------
(1) "Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Liberty Funds Distributor, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

THE FUNDS  LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Tracking Error Risk. There are several reasons that the Fund's performance may not track the S&P 500 exactly:

Unlike the S&P 500, the Fund incurs administrative expenses and transaction costs in trading stocks.

The composition of the S&P 500 and the stocks held by the Fund may occasionally diverge.

The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" S&P 500.

Futures and Options Risk. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include but are not limited to:

- the risk that the derivative will not correlate well with the security for which it is acting as a substitute;

- the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

- the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE
-------------------------------------------------------------------------------

Because the Fund is a new Fund and has not completed one full year of investment performance, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus.

LIBERTY SELECT VALUE FUND, VARIABLE SERIES
-------------------------------------------------------------------------------


INVESTMENT GOAL
-------------------------------------------------------------------------------

The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

The Fund invests, under normal market conditions, primarily in mid-cap stocks.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fundamental business and financial analyses.

The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar. For performance comparison purposes, Morningstar places an equity fund in one of nine "categories" based upon guidelines established by Morningstar that examine both a fund's investment methodology and the size of the companies in which the fund invests. Colonial generally manages the Fund in accordance with the Morningstar guidelines for a "Mid Cap Value" fund. See Appendix A for a description of the Morningstar categories.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that Colonial's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in Colonial's opinion. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS LIBERTY SELECT VALUE FUND, VARIABLE SERIES

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE
-------------------------------------------------------------------------------

Because the Fund is a new Fund and has not completed one full year of investment performance, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus.

NEWPORT TIGER FUND, VARIABLE SERIES
-------------------------------------------------------------------------------


INVESTMENT GOAL
-------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that Newport's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

THE FUNDS NEWPORT TIGER FUND, VARIABLE SERIES

THE FUNDS NEWPORT TIGER FUND, VARIABLE SERIES
--------------------------------------------------------------------------------


Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS NEWPORT TIGER FUND, VARIABLE SERIES



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. Because the Class B shares have not completed a full calendar year the bar chart and average annual returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class B shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Morgan Stanley Capital International EAFE (GDP) Index (MSCI Index), an unmanaged index that tracks the performance of equity securities of developed countries outside North America, including Hong Kong and Singapore. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper Pacific Region - Annuities Funds Category Average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund that are options under VA contracts or VLI policies. Sales charges are not reflected in the Lipper Average.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
-------------------------------------------------------------------------------
-
[BAR CHART]

YEAR            TIGER FUND
----            ----------
1996               11.73%
1997              -31.14%
1998               -6.43%
1999               68.01%
2000              -15.63%


For the period shown in bar chart:    Best quarter:  4th quarter 1998, +37.93%
                                      Worst quarter:  2nd quarter 1998, -28.81%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000

                            INCEPTION      1 YEAR      5 YEARS     LIFE OF
                              DATE                                 THE FUND
--------------------------------------------------------------------------------

Class A (%)                  5/1/95         -15.63       0.40       2.86
--------------------------------------------------------------------------------
MSCI Index (%)                 N/A          -15.53       9.80       9.46(5)
--------------------------------------------------------------------------------
Lipper Average (%)             N/A          -32.78      -4.08      -3.96(5)
--------------------------------------------------------------------------------

----------

(5)   Performance information is from April 30, 1995.

TRUST MANAGEMENT ORGANIZATIONS


TRUST MANAGEMENT ORGANIZATIONS
--------------------------------------------------------------------------------


THE TRUSTEES
--------------------------------------------------------------------------------

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.
--------------------------------------------------------------------------------

LASC, located at One Financial Center, Boston, Massachusetts 02111, is the Funds' investment advisor. LASC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (FleetBoston). LASC has been an investment advisor since 1993. As of February 28, 2001, LASC managed over $903.7 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 2000 fiscal year, the Funds paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

    Colonial High Yield Securities Fund, Variable Series         0.60%(6)
    Colonial Strategic Income Fund, Variable Series              0.65%
    Colonial U.S. Growth & Income Fund, Variable Series          0.80%
    Liberty All-Star Equity Fund, Variable Series                0.80%
    Liberty S&P 500 Index Fund, Variable Series                  0.40%
    Liberty Select Value Fund, Variable Series                   0.70%
    Newport Tiger Fund, Variable Series                          0.90%

----------

(6) The High Yield Fund's advisor has voluntarily agreed to reimburse all expenses including management fees so that total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.95%. As a result, the actual management fee paid to the advisor for the 2000 fiscal year was 0.54%.


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly owned subsidiary of FleetBoston.


COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the High Yield Fund, Strategic Income Fund, U.S. Growth & Income Fund, S&P 500 Fund and Select Value Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of February 28, 2001, Colonial managed over $14.7 billion in assets.

LASC, out of the management fees it receives from the Funds, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

  Colonial High Yield Securities Fund, Variable Series              0.40%
  Colonial Strategic Income Fund, Variable Series                   0.45%
  Colonial U.S. Growth & Income Fund, Variable Series               0.60%
  Liberty S&P 500 Index Fund, Variable Series                       0.20%
  Liberty Select Value Fund, Variable Series                        0.50%


Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

TRUST MANAGEMENT ORGANIZATIONS


SCOTT B. RICHARDS, a senior vice president of Colonial, has managed the High Yield Fund since May, 1999. Prior to joining Colonial he was employed with State Street Research & Management Company as a vice president and a portfolio manager from January, 1994 to May, 1999.

CARL C. ERICSON has co-managed the Strategic Income Fund since its inception in July, 1994. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

LAURA A. OSTRANDER, a senior vice president of Colonial, has co-managed the Strategic Income Fund since September, 2000 and has co-managed various other Colonial funds since December, 1996. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.

HARVEY B. HIRSCHHORN, a senior vice president of Colonial, has co-managed the U.S. Growth & Income Fund since August, 2000. Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe, an affiliate of Colonial, since 1973.

SCOTT SCHERMERHORN, a senior vice president of Colonial, has co-managed the U.S. Growth & Income Fund since August, 2000. Mr. Schermerhorn has managed various other funds for Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts.

DANIEL K. CANTOR, a senior vice president of Colonial, has co-managed the Select Value Fund since August, 2000. Mr. Cantor joined Stein Roe, an affiliate of Colonial, in 1985 as an equity analyst and has managed various other funds for Stein Roe since 1985. Mr. Cantor also served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.

JEFFREY KINZEL, a senior vice president of Colonial, has co-managed the Select Value Fund since August, 2000. Mr. Kinzel joined Stein Roe in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are indirect, wholly owned subsidiaries of FleetBoston.


STATE STREET GLOBAL ADVISORS

State Street Global Advisors (State Street), the investment division of State Street Bank and Trust Company since 1978, is the Portfolio Manager to the S&P 500 Fund.

Out of the management fees it receives from LASC, Colonial pays State Street a fee at the annual rate of $25,000 on average daily net assets up to $50 million and 0.05% on average daily net assets thereafter.

TOM O'BRIEN, a principal of State Street, has managed the S&P 500 Fund since its inception in May, 2000. A more complete description of State Street is included in the Statement of Additional Information.

TRUST MANAGEMENT ORGANIZATIONS


LAMCO AND LAMCO'S PORTFOLIO MANAGERS

LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is One Financial Center, Boston, Massachusetts 02111. As of February 28, 2001, LAMCO managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers each manage a portion of All-Star Equity Fund's assets:

- FRANK MASTRAPASQUA, Ph.D., Chairman and Chief Executive Officer of Mastrapasqua, and THOMAS A. TRANTUM, CFA and President of Mastrapasqua

-   JOHN LINDENTHAL, Managing Director of Oppenheimer Capital

- MARK DONOVAN, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- SUSAN M. BYRNE, President and Chief Executive Officer of Westwood Management Corp.

- GLEN E. BICKERSTAFF, Managing Director - U.S. Equities; BRIAN M. BEITNER, CFA and Managing Director - U.S. Equities and Director of U.S. Equities Research; LEIGH R. CRAWFORD, Senior Vice President - U.S. Equities of TCW Investment Management Company

A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the Securities and Exchange Commission that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


NEWPORT

Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of February 28, 2001, Newport managed over $1.3 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

LYNDA COUCH, a managing director of Newport, has managed the Tiger Fund since May, 1999. Ms. Couch has managed various other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


AFFILIATED BROKER/DEALER

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

TRUST MANAGEMENT ORGANIZATIONS


RULE 12b-1 PLAN
--------------------------------------------------------------------------------

The Funds have adopted a plan under Rule 12b-1 that permits them to pay LFD marketing and other fees to support the sale and distribution of Class B shares. The annual distribution fee may equal up to 0.25% for Class B shares. Distribution fees are paid out of the assets of this class. LFD has voluntarily agreed to waive the distribution fee to the extent necessary to limit the Class B expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses, incurred by each of the following Funds to the following annual rates (as a percentage of Class B's average daily net assets):


High Yield Fund:                 0.95%
Strategic Income Fund:           1.00%
U.S. Growth Fund:                1.00%
All-Star Equity Fund:            1.00%
S&P 500 Fund                     0.75%
Select Value Fund                1.10%

Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.


MIXED AND SHARED FUNDING
--------------------------------------------------------------------------------

As described above, the Funds serve as the funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may, from time to time, become funding vehicles for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


Each Fund's principal investment strategies and their associated risks are described under "The Funds - Principal Investment Strategies" and "The Funds - Principal Investment Risks". In seeking to meet their investment goals, the Funds may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Funds may elect not to buy any of these securities or use any of these techniques unless they believe that doing so will help them achieve their investment goals. The Funds may not always achieve their investment goals. Additional information about the Funds' securities and investment techniques, as well as the Funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goals or investment strategies.


U.S. GOVERNMENT SECURITIES
--------------------------------------------------------------------------------

(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK
--------------------------------------------------------------------------------

(Strategic Income Fund, U.S. Growth & Income Fund, High Yield Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS
--------------------------------------------------------------------------------

(Strategic Income Fund, High Yield Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, accumulation on these securities is reported as income to the Fund and distributed to its shareholders.


CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

(U.S. Growth & Income Fund, High Yield Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities, in addition to issuer risk and interest rate risk, is that the value of the underlying securities will fluctuate.

OTHER INVESTMENT STRATEGIES AND RISKS


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

(All Funds) A Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to seek enhanced income, to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


ADDITIONAL EQUITY RISK
--------------------------------------------------------------------------------

(All Funds) The Funds may invest in publicly and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.


PRICING RISK
--------------------------------------------------------------------------------

(All Funds) The Funds' securities are valued at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk that our prices are higher or lower than the prices that the securities might actually command if we were to sell them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate securities prices, you may not receive the full market value for your Fund shares when you sell.


EARLY CLOSING RISK
--------------------------------------------------------------------------------

(All Funds) The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system and the New York Stock Exchange is 4:00 P.M., Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, with the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher-rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower- and higher-rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years (or shorter period if a Fund commenced operations less than five years ago), which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The Funds' total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, are included in the Funds' annual report. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

                                                                   Period Ended
                                                                   December 31,
                                                                       2000*
                                                                      Class B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ($)                              8.64
--------------------------------------------------------------------------------
Net investment income (a)                                             0.48
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (0.91)
--------------------------------------------------------------------------------
Total from investment operations                                     (0.43)
--------------------------------------------------------------------------------
Less distributions:

    From net investment income                                       (0.75)
--------------------------------------------------------------------------------
    In excess of net investment income                               (0.02)
--------------------------------------------------------------------------------
    Return of capital                                                (0.02)
--------------------------------------------------------------------------------
Total distributions                                                  (0.79)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                    7.42
--------------------------------------------------------------------------------
TOTAL RETURN:

    Total investment return (b)(c)(d) (%)                            (4.96)**
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000) ($)                                  1,199
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (e) (%)                       0.95***
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e) (%)          9.88***
--------------------------------------------------------------------------------
Expenses waived or reimbursed by the Distributor (e) (%)              0.24***
--------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                            35**

----------

(*)     Class B shares were initially offered on June 1, 2000.

(**)    Not annualized.

(***)   Annualized.

(a) Per share data was calculated using average shares outstanding during the period.

(b)     Total return at net asset value assuming all distributions reinvested.

(c) Had the Distributor not waived or reimbursed expenses, total return would have been reduced.

(d) Total return figure does not include any insurance company charges. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

                                                                   Period Ended
                                                                   December 31,
                                                                      2000*
                                                                     Class B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ($)                              10.24
--------------------------------------------------------------------------------
Net investment income (a)                                              0.56
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                       (0.37)
--------------------------------------------------------------------------------
Total from investment operations                                       0.19
--------------------------------------------------------------------------------
Less distributions:

    Dividends from net investment income                              (0.99)
--------------------------------------------------------------------------------
    Return of capital                                                 (0.03)
--------------------------------------------------------------------------------
Total distributions                                                   (1.02)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                     9.41
--------------------------------------------------------------------------------
TOTAL RETURN:

    Total investment return (b)(c)(d)(%)                               1.92**
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)($)                                    3,579
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)(%)                         1.00***
--------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets (e)(%)                                          9.39***
--------------------------------------------------------------------------------
Expenses waived or reimbursed by the
    Distributor (e)(%)                                                 0.03***
--------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                             31**


----------

(*)     Class B Shares were initially offered on June 1, 2000.

(**)    Not annualized.

(***)   Annualized.

(a) Per share data was calculated using average shares outstanding during the period.

(b)     Total return at net asset value assuming all distributions reinvested.

(c) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) Total return figure does not include any insurance company charges. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

                                                                   Period Ended
                                                                   December 31,
                                                                      2000*
                                                                     Class B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ($)                                19.82
--------------------------------------------------------------------------------
Net investment income (a)                                                0.08
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.65
--------------------------------------------------------------------------------
Total from investment operations                                         0.73
--------------------------------------------------------------------------------
Less distributions:
    From net investment income                                          (0.17)
--------------------------------------------------------------------------------
    In excess of net investment income                                    +
--------------------------------------------------------------------------------
    From net realized gains on investments                              (2.12)
--------------------------------------------------------------------------------
Total distributions                                                     (2.29)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                      18.26
--------------------------------------------------------------------------------
TOTAL RETURN:

    Total investment return (b)(c)(d) (%)                                3.64**
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000) ($)                                     4,318
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (e) (%)                          1.00***
--------------------------------------------------------------------------------
Ratio of net investment income
    to average net assets (e) (%)                                        0.71***
--------------------------------------------------------------------------------
Expenses waived or reimbursed by the
    Distributor (e) (%)                                                  0.13***
--------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                              120**

----------

(*)     Class B Shares were initially offered on June 1, 2000.

(**)    Not annualized.

(***)   Annualized.

+       Rounds to less than $0.01.

(a) Per share data was calculated using average shares outstanding during the period.

(b)     Total return at net asset value assuming all distributions reinvested.

(c) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) Total return figure does not include any insurance company charges. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

                                                                    Period Ended
                                                                    December 31,
                                                                       2000*
                                                                      Class B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ($)                                12.97
--------------------------------------------------------------------------------
Net investment income (a)                                                0.05
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.24
--------------------------------------------------------------------------------
Total from investment operations                                         0.29
--------------------------------------------------------------------------------
Less distributions:

    From net investment income                                          (0.05)
--------------------------------------------------------------------------------
    From net realized gains on investments                              (0.79)
--------------------------------------------------------------------------------
Total distributions                                                     (0.84)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                      12.42
--------------------------------------------------------------------------------
TOTAL RETURN:

    Total investment return (b)(c)(d) (%)                                2.17**
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ($)                                     2,727
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)(%)                           1.00***
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)(%)              0.63***
--------------------------------------------------------------------------------
Expenses waived or reimbursed by the
    Distributor and the Manager (e) (%)                                  0.45***
--------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                               97**


----------

(*)     Class B shares were initially offered on June 1, 2000.

(**)    Not annualized.

(***)   Annualized.

(a) Per share data was calculated using average shares outstanding during the period.

(b)     Total return at net asset value assuming all distributions reinvested.

(c) Had the Distributor and the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) Total return figures do not include any insurance company charges. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

                                                                   Period Ended
                                                                    December 31,
                                                                       2000*
                                                                      Class B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ($)                                12.00
--------------------------------------------------------------------------------
Net investment income (a)                                                0.07
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                         (0.70)
--------------------------------------------------------------------------------
Total from investment operations                                        (0.63)
--------------------------------------------------------------------------------
Less distributions:

    From net investment income                                          (0.04)
--------------------------------------------------------------------------------
    In excess of net investment income                                  (0.02)
--------------------------------------------------------------------------------
Total distributions                                                     (0.06)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                      11.31
--------------------------------------------------------------------------------
TOTAL RETURN:

    Total investment return (b)(c)(d) (%)                               (5.29)**
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000) ($)                                    12,098
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)(%)                           0.75***
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e) (%)             0.89***
--------------------------------------------------------------------------------
Expenses waived or reimbursed by the
    Distributor and the Manager (e) (%)                                  0.61***
--------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                                2**

----------

(*) For the period from commencement of operations May 30, 2000 to December 31, 2000.

(**)    Not annualized.

(***)   Annualized.

(a) Per share data was calculated using average shares outstanding during the period.

(b)     Total return at net asset value assuming all distributions reinvested.

(c) Had the Distributor and the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) Total return figure does not include any insurance company charges. If included, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


LIBERTY SELECT VALUE FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

                                                                   Period Ended
                                                                   December 31,
                                                                       2000*
                                                                      Class B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ($)                                12.00
--------------------------------------------------------------------------------
Net investment income (a)                                                0.09
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.28
--------------------------------------------------------------------------------
Total from investment operations                                         1.37
--------------------------------------------------------------------------------
Less distributions:

    From net investment income                                          (0.06)
--------------------------------------------------------------------------------
    In excess of net investment income                                  (0.01)
--------------------------------------------------------------------------------
    From net realized gain on investments                                 +
--------------------------------------------------------------------------------
    Return of capital                                                   (0.06)
--------------------------------------------------------------------------------
Total distributions                                                     (0.13)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                      13.24
--------------------------------------------------------------------------------
TOTAL RETURN:

    Total investment return (b)(c)(d) (%)                               11.38**
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000) ($)                                     3,762
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)(%)                           1.10***
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)(%)              1.13***
--------------------------------------------------------------------------------
Expenses waived or reimbursed by the
    Distributor and the Manager (e) (%)                                  1.56***
--------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                               26**

----------

(*) For the period from commencement of operations May 30, 2000 to December 31, 2000.

(**)    Not annualized.

(***)   Annualized.

+       Rounds to less than $0.01.

(a) Per share data was calculated using average shares outstanding during the period.

(b)     Total return at net asset value assuming all distributions reinvested.

(c) Had the Distributor and the Manager not reimbursed a portion of expenses, total return would have been reduced.

(d) Total return figure does not include any insurance company charges. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


NEWPORT TIGER FUND, VARIABLE SERIES
--------------------------------------------------------------------------------

                                                                    Period Ended
                                                                    December 31,
                                                                        2000*
                                                                       Class B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ($)                                2.35
--------------------------------------------------------------------------------
Net investment income (a)                                                 +
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                        (0.14)
--------------------------------------------------------------------------------
Total from investment operations                                       (0.14)
--------------------------------------------------------------------------------
Less distributions:

    From net investment income                                         (0.02)
--------------------------------------------------------------------------------
    In excess of net investment income                                    +
--------------------------------------------------------------------------------
Total distributions                                                    (0.02)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                      2.19
--------------------------------------------------------------------------------
TOTAL RETURN:

    Total investment return (b)(c) (%)                                 (5.94)**
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000) ($)                                      644
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (d) (%)                         1.47***
--------------------------------------------------------------------------------
Ratio of net investment income
    to average net assets (d) (%)                                       0.11***
--------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                              22**


----------

(*)     Class B Shares were initially offered on June 1, 2000.

(**)    Not annualized.

(***)   Annualized.

+       Rounds to less than $0.01.

(a) Per share data was calculated using average shares outstanding during the period.

(b)     Total return at net asset value assuming all distributions reinvested.

(c) Total return figure does not include insurance company charges. If included total return would be reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE

Each share price is its net asset value next determined. Each Fund determines the net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or NASDAQ security as of the last sales price for that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION


TAX CONSEQUENCES

Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.


OTHER CLASS OF SHARES

The Funds also offer an additional class of shares, Class A shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

                                   APPENDIX A

                             MORNINGSTAR CATEGORIES

In an effort to distinguish funds by what they own, as well as by their prospectus objectives and styles, Morningstar developed the Morningstar categories. While the prospectus objective identifies a fund's investment goals based on the wording in the fund prospectus, the Morningstar category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings (portfolio statistics and compositions over the past three years). Morningstar may change a fund's category assignment from time to time.

Morningstar places domestic equity funds in a category based on the style and size of the stocks they typically own. The style and size parameters are based on the divisions used in the investment style box: Value, Blend, or Growth style and Small, Middle, or Large median market capitalization (see "Morningstar Style Box" below for more details on style methodology). By reviewing their investment style over the past three years, Morningstar places domestic equity funds in one of the following nine categories: Large Growth, Large Blend, Large Value, Mid-Cap Growth, Mid-Cap Blend, Mid-Cap Value, Small Growth, Small Blend, and Small Value. Morningstar also includes several other domestic equity categories, including: Specialty Health Care, Specialty Technology, Specialty Utilities, Specialty Communications, Specialty Financials, Specialty Real Estate, Specialty Natural Resources, Convertible Bond, and Domestic Hybrid.

                              MORNINGSTAR STYLE BOX

The style box is a snapshot in time. It identifies the fund's investment style as of a particular date. The Morningstar category is based on style box information from the trailing 36 months. It provides a general picture of the fund's investment style over the past three years.

The Morningstar equity style box is a nine-box matrix that displays both the fund's investment methodology and the size of the companies in which it invests. Set forth below is the nine-box matrix.

              VALUE     BLEND     GROWTH
----------------------------------------
----------------------------------------
LARGE           1         2          3
----------------------------------------
MID-CAP         4         5          6
----------------------------------------
SMALL           7         8          9
----------------------------------------


The equity style box for domestic stock funds comprises two components: MARKET CAPITALIZATION on the vertical axis and VALUATION on the horizontal axis.

MARKET CAPITALIZATION: Morningstar ties market cap to the relative movements of the market. The top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large-cap, the next 15% of the 5000 are mid-cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are small-cap.

Morningstar then determines a fund's market cap by ranking the stocks in a fund's portfolio from the largest market-capitalized stock to the smallest, and then calculating the average weighted market capitalization of the stocks in the middle quintile (middle 40th percentile to 60th percentile) of the portfolio. After a fund's market cap has been determined, Morningstar places the fund in the large-cap, mid-cap or small-cap group noted above.

APPENDIX A



VALUATION: Morningstar categorizes funds by comparing the stocks in their portfolios with the most relevant of the three market cap groups. Specifically, each stock in Morningstar's equities database receives a price-to-earnings (P/E) score and a price-to-book (P/B) score. This is derived by dividing each stock's P/E and P/B by the asset-weighted median P/E and asset-weighted median P/B, respectively, of the stock's market cap group. For example, to calculate the asset-weighted median P/E, Morningstar first ranks the P/E ratios of the stocks in each market-cap group from highest to lowest, then counts down by their market caps until it reaches the 50th percentile of that market-cap group. The P/E ratio attached to that stock is the asset-weighted median P/E. Morningstar does the same to find the asset-weighted median P/B. Next, Morningstar calculates the P/E style box Score and the P/B style box Score for each fund by ranking the stocks in a fund's portfolio by their P/E Scores and P/B Scores, respectively, and then calculating an average weighted P/E score and an average weighted P/B score from the stocks in the middle quintile of each fund's portfolio. These average weighted scores are the P/E style box Score and the P/B style box Score of the fund's portfolio.

For each measure, 1.00 represents the market-cap group average. If the fund has a P/E style box score + P/B style box Score that exceeds 2.25, the fund is categorized as growth. If the combined score falls below 1.75, the fund is categorized as value. Finally, if the score is between 1.75 and 2.25, the fund is categorized as blend.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Colonial High Yield Securities Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Liberty S&P 500 Index Fund, Variable Series
Liberty Select Value Fund, Variable Series
Newport Tiger Fund, Variable Series






(Keyport SunLife)